Mezzanine and Stockholders’ Equity - Schedule of Conversion of Common Stock (Details) shares in Thousands	3 Months Ended
Mar. 31, 2025 shares
Schedule of Conversion of Common Stock [Line Items]
Number of Shares of Common Stock	1,900
Class B Common Warrants [Member]
Schedule of Conversion of Common Stock [Line Items]
Number of Shares of Common Stock	1,521
Class C Convertible Preferred Warrants [Member]
Schedule of Conversion of Common Stock [Line Items]
Number of Shares of Common Stock	379